Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
24.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as at the end of the reporting period:

Name of related parties	Relationship with the Company
Concorde Global I Pte Ltd	Controlled by Swee Kheng Chua and Ping Ping Lim
iMatrix Global Pte Ltd	Swee Kheng Chua has significant influence over the company
Total Protection Solutions Pte Ltd	Ping Ping Lim was a shareholder of Total Protection Solutions Pte Ltd until November 2023, and also key subcontractor to the Group
Ping Ping, Lim	Non-controlling shareholder and spouse of Swee Kheng Chua
Swee Kheng Chua	Controlling shareholder and Chief Executive Officer
Jia Wei Chua	Son of Swee Kheng Chua, keyman to Concorde Security Pte. Ltd.

(a)	The principal related party balances and transactions as of and for the years ended December 31, 2025, 2024 and 2023 are as follows:

Amount due from related parties:

		December 31, 2025	December 31, 2024
		USD	USD
Total Protection Solutions Pte Ltd	(a)
Current portion		134,925	121,167
Non current portion		316,410	432,017
		451,335	553,184
Advance from supplier – Total Protection Solutions Pte Ltd (refer note 8)		-	323,514
Swee Kheng Chua	(b)	-	4,616
		451,335	881,314
Included in Trade Receivables:
Concorde Global I Pte Ltd	(c)	11,068	10,448
iMatrix Global Pte Ltd	(c)	6,467	6,105
Total Protection Solutions Pte Ltd		-	4,610
		17,535	21,163

(a)	On December 31, 2022, the Group formalized an agreement with Total Protection Solutions Pte Ltd loaned USD 651,702. The loan is unsecured, and it bears an interest rate of 5%. The loan was initially due on demand. In the financial year ended December 31, 2023, the Group extended an additional loan of USD 89,575, following the initial formalized agreement. This loan remains unsecured and carries an interest rate of 5%. On February 1, 2024, the Group entered into a repayment agreement with Total Protection Solutions Pte Ltd. Total Protection Solutions Pte Ltd will repay this loan on a monthly basis over a 5 year period commencing March 2024.

(b)	The loan is unsecured, interest free and repayable on demand.

(c)	The balance pertains to payment on behalf and interest charged on the payment on behalf for the prior years. In 2024, 100% expected credit loss has been provided due to uncertainty about the recoverability

Amount due to related parties:

		December 31, 2025	December 31, 2024
		USD	USD
Swee Kheng Chua	(a)	207,551	216,940

Included in Trade Payable
Total Protection Solutions Pte Ltd	(b)	690,741	-

(a)	In the financial year ended December 31, 2023, Swee Kheng Chua voluntarily requested a pay cut resulting in payments made to him during the year as a balance owed to the Group. He also received a debt repayment from iMatrix Global Pte Ltd on behalf of the Group, and Ping Ping Lim’s due amount to the Group was reassigned to him. The resulting amount owed to the Group was then used to offset the outstanding debt. The amount due to Swee Kheng Chua represents a short-term non-interest-bearing loan. The loan is unsecured.

(b)	Trade payable arise from the subcontractor services provided to Concorde Security Pte Ltd which are trade in nature. The Group received credit notes from Total Protection Solution Pte Ltd amounting to SGD 1,244,122 during the year ended December 31, 2024.

	December 31, 2025	December 31, 2024	December 31, 2023
	USD	USD	USD
Subcontracting costs
Total Protection Solution Pte Ltd	6,027,928	2,667,045	2,504,458
iMatrix Global Pte Ltd	-	-	16,403

Expenses paid on behalf – Swee Kheng Chua	34,755	4,695	-
Interest income – Total Protection Solution Pte Ltd	25,650	33,285	29,853
Loan repayment - Total Protection Solution Pte Ltd	126,318	185,407	71,449

iMatrix Global Pte Ltd and Total Protection Solution Pte Ltd provided Subcontracting service to the Group.

Key management personnel compensation for the year ended is as follows:

	December 31, 2025	December 31, 2024
	USD	USD
Swee Kheng Chua	294,937	260,306
Sharifah Noriati Binte Said Omar*	52,226	62,810
Ping Ping Lim**	245,311	225,435
Terence Wing Khai Yap	298,599	264,454
Sze Yin Ong	97,727	81,921
Jia Wei Chua***	101,387	83,746
Total compensation	1,090,187	978,672

*	Ms. Sharifah Noriati Binte Said Omar serves as a nominee director at Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.

**	Ms. Ping Ping Lim is a senior manager in the Company. She is the spouse of Swee Kheng Chua and an authorizer for several banks, in Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.

***	Mr. Jia Wei Chua, Swee Kheng Chua’s child is the keyman of Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary. He is one of the key management in Concorde Security Pte Ltd.

Compensation payable to key management personnel comprises of salaries, bonus, allowances and Employer’s contribution to Central Provident Funds. In the financial year 2023, Swee Kheng Chua and Ping Ping Lim both requested for a voluntary pay cut in Concorde Security Pte Ltd.

On March 18, 2024, the Company has further issued 20,788,886 Class B Ordinary Shares with par value of USD 0.00001 per share, to members of the Board, executive officers or their affiliates and existing shareholders. Such Class B Ordinary Shares issued to each of them were fair valued at USD 4 (Refer Note 14A for details).:

Terms and conditions of transactions with related parties

There have been no guarantees provided or received for any related party receivables or payables. For the year ended December 31, 2025, the Group has recorded USD Nil (2024 and 2023: USD 16,834 and USD nil) expected credit loss allowances relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.